SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 5) (CNY) In Millions, unless otherwise specified	12 Months Ended			0 Months Ended			12 Months Ended		12 Months Ended		12 Months Ended				0 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2012 item	Dec. 31, 2011 item	Nov. 15, 2011 Ex-employee of the Company	Jun. 14, 2011 Shanggu	Jun. 14, 2011 Shanggu Between 2014 and 2019	Dec. 31, 2013 Business Vision Management Consultants Limited ("BVMC")	Sep. 30, 2009 Business Vision Management Consultants Limited ("BVMC")	Dec. 31, 2013 PRI	Oct. 31, 2009 PRI	Dec. 31, 2013 SG International Investments Limited ("Shanggu")	Dec. 31, 2013 Tianjin Shiji TianRe Investment Management Company Ltd. ("TianRe Co., Ltd.")	Dec. 31, 2012 Tianjin Shiji TianRe Investment Management Company Ltd. ("TianRe Co., Ltd.")	Jul. 21, 2010 Tianjin Shiji TianRe Investment Management Company Ltd. ("TianRe Co., Ltd.")	Nov. 15, 2011 Tianjin Shiji TianRe Investment Management Company Ltd. ("TianRe Co., Ltd.") Ex-employee of the Company	Jul. 21, 2010 Tianjin Shiji TianRe Investment Management Company Ltd. ("TianRe Co., Ltd.") Ex-employee of the Company
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of equity method investments	3	3	3
Impairment losses of equity method investments	0	0	0
Non-controlling interests
Equity interests owned (as a percent)								85.00%		70.00%		75.00%	75.00%	65.00%
Equity Interest Acquired or to be acquired (as a percent)					55.00%	35.00%
Stake transferred (as a percent)															10.00%
Total consideration for investment transferred				1.9											1.9
Interest held by non-controlling interests owners (as a percent)											45.00%	25.00%				10.00%
Percentage of redeemable net assets held by noncontrolling interests owners							15.00%		30.00%		35.00%